Note 9 - Convertible Notes Payable and Credit Facility (Details) - Convertible Notes Payable (USD $)	Dec. 31, 2013	Dec. 19, 2013	Aug. 30, 2013	Dec. 31, 2012
Note 9 - Convertible Notes Payable and Credit Facility (Details) - Convertible Notes Payable [Line Items]
Convertible notes payable	$ 650,000
Less: Derivative liability	(243,889)
Less: Relative fair value of warrants	(53,623)
Accreted interest	21,889
Accrued interest	6,288			76,438
Convertible notes payable, net	442,084	250,000	200,000
Less current portion	(60,000)
	382,084
Financial Advisory Services Fees [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) - Convertible Notes Payable [Line Items]
Convertible notes payable	$ 60,000